SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash operating working capital items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Accounts receivable, excluding financing receivables	$ (78)	$ 455
Financing receivables	(840)	(1,658)
Contract assets	417	1,170
Inventories	(56)	(19)
Other current assets	13	(132)
Accounts payable and accrued liabilities	556	(326)
Contract and other liabilities	25	177
Total change in net operating assets and liabilities	$ 37	$ (333)